Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
March 28, 2024
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Series Fund, Inc.
Form N-14 Registration Statement Under the Securities Act of 1933
1933 Act File No. [333-______]
Dear Sir or Madam:
On behalf of Thrivent Series Fund, Inc., a multi-series trust (the “Registrant”), I am filing the Registrant’s registration statement on Form N-14 in connection with the proposed reorganization of Thrivent Multidimensional Income Portfolio (the “Target Portfolio”) into Thrivent Opportunity Income Plus Portfolio (the “Acquiring Portfolio”). The Target Portfolio and the Acquiring Portfolio are both series of the Registrant. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on April 30, 2024, pursuant to Rule 488 of the Securities Act of 1933.
Please call me at (612) 844-7190 if you have any questions.

Sincerely,
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer